Stock-Based Compensation - Stock-based compensation plans (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2017
2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)					1,000
Shares outstanding (in shares)	4,000
Shares available for grant under the plan (in shares)	2,000
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)	4.00%
2017 ESPP
Stock-based compensation
Shares authorized under the plan (in shares)				600
Shares available for grant under the plan (in shares)	1,700
Employee stock purchase plan (in shares)	121	57	29
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)				1.00%
Employee Stock Option | 2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)					2,500